Loan Credit Quality Analysis (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Pass	$ 390,863	$ 383,356
Financing Receivable, Recorded Investment, Special Mention	10,159	11,289
Financing Receivable Recorded Investment, Substandard Accruing	6,578	7,847
Financing Receivable, Recorded Investment, Nonaccrual Status	1,359	1,117
Loans and Leases Receivable, Gross, Carrying Amount	408,959	403,609	$ 386,363
Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Pass	52,662	49,550
Financing Receivable, Recorded Investment, Special Mention	4,219	4,348
Financing Receivable Recorded Investment, Substandard Accruing	383	376
Financing Receivable, Recorded Investment, Nonaccrual Status	46	55
Loans and Leases Receivable, Gross, Carrying Amount	57,310	54,329	52,054
Construction And Land Development Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Pass	37,495	35,911
Financing Receivable, Recorded Investment, Special Mention	130	226
Financing Receivable Recorded Investment, Substandard Accruing	627	556
Financing Receivable, Recorded Investment, Nonaccrual Status	602	605
Loans and Leases Receivable, Gross, Carrying Amount	38,854	37,298	32,461
Commercial Real Estate Owner Occupied Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Pass	40,323	49,900
Financing Receivable, Recorded Investment, Special Mention	1,112	1,905
Financing Receivable Recorded Investment, Substandard Accruing	224	228
Financing Receivable, Recorded Investment, Nonaccrual Status	684	263
Loans and Leases Receivable, Gross, Carrying Amount	42,343	52,296
Commercial Real Estate Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Pass	139,324	136,801
Financing Receivable, Recorded Investment, Special Mention	2,178	2,253
Financing Receivable Recorded Investment, Substandard Accruing	279	656
Financing Receivable, Recorded Investment, Nonaccrual Status	0	0
Loans and Leases Receivable, Gross, Carrying Amount	141,781	139,710
Commercial Real Estate Loans, Total [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Pass	179,647	186,701
Financing Receivable, Recorded Investment, Special Mention	3,290	4,158
Financing Receivable Recorded Investment, Substandard Accruing	503	884
Financing Receivable, Recorded Investment, Nonaccrual Status	684	263
Loans and Leases Receivable, Gross, Carrying Amount	184,124	192,006	187,241
Residential Real Estate Consumer Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Pass	63,688	59,646
Financing Receivable, Recorded Investment, Special Mention	2,001	1,912
Financing Receivable Recorded Investment, Substandard Accruing	3,732	4,891
Financing Receivable, Recorded Investment, Nonaccrual Status	27	40
Loans and Leases Receivable, Gross, Carrying Amount	69,448	66,489
Residential Real Estate Investment Property Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Pass	43,935	39,348
Financing Receivable, Recorded Investment, Special Mention	490	624
Financing Receivable Recorded Investment, Substandard Accruing	1,166	1,026
Financing Receivable, Recorded Investment, Nonaccrual Status	0	154
Loans and Leases Receivable, Gross, Carrying Amount	45,591	41,152
Residential Real Estate Loans, Total [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Pass	107,623	98,994
Financing Receivable, Recorded Investment, Special Mention	2,491	2,536
Financing Receivable Recorded Investment, Substandard Accruing	4,898	5,917
Financing Receivable, Recorded Investment, Nonaccrual Status	27	194
Loans and Leases Receivable, Gross, Carrying Amount	115,039	107,641	102,921
Consumer Installment and Revolving Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Pass	13,436	12,200
Financing Receivable, Recorded Investment, Special Mention	29	21
Financing Receivable Recorded Investment, Substandard Accruing	167	114
Financing Receivable, Recorded Investment, Nonaccrual Status	0	0
Loans and Leases Receivable, Gross, Carrying Amount	$ 13,632	$ 12,335	$ 11,686